Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2022
Significant accounting policies
Statement of compliance and basis of presentation
(i)	Statement of compliance and basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These audited consolidated financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as those of the audited consolidated financial statements for the year ended June 30, 2021, except for the change in presentation currency of the Company from Canadian dollars to US dollars described below.

Change in presentation currency of the Company
(ii)	Change in presentation currency of the Company

Effective July 1, 2021, the Company elected to change the presentation currency in its consolidated financial statements from Canadian dollars to US dollars, which was applied on a retrospective basis.

A change in presentation currency represents a change in accounting policy in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The Company has retrospectively applied the change to its comparative information for the fiscal year ended June 30, 2021 and presented an opening balance sheet as at July 1, 2020 by removing the translation adjustments applied in prior year’s consolidated financial statements and reverting to present the amounts and balances in their US dollar functional currency.

It should be noted that the functional currencies of the Company’s primary economic environments in which underlying businesses operate remain unchanged and that foreign exchange exposures will therefore be unaffected by the change, albeit that the effects of such exposures will be presented in US dollars. All other accounting policies remain consistent with those adopted in the audited consolidated financial statements for the year ended June 30, 2021.

Basis of consolidation
(iii)	Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Sangoma Technologies Inc. (Canada), Sangoma US Inc. (United States), Sangoma Technologies US Inc. (United States), VoIP Supply LLC (United States), Digium Inc. (United States), Digium Cloud Services LLC (United States), Sangoma Technologies Ltd. (Ireland), Sangoma HK Ltd. (Hong Kong), Sangoma Technologies Private Limited (India), VoIP Innovations LLC (United States), Vocally LLC (United States), Trybe Labs LLC (United States), .e4 LLC (United States), StarBlue Inc. (United States), Star2Star Communications LLC (United States), NetFortris Acquisition Company Inc. (United States), NetFortris Corporation (United States), NetFortris Inc. (Philippines), NetFortris Operating Co. Inc. (United States), Fonality Inc. (United States), and Fonality Pty Ltd. (Australia).

Subsidiaries are entities controlled by the Company where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. All intercompany balances, transactions, income and expenses have been eliminated on consolidation.

Financial instruments
(iv)	Financial instruments

Non-Derivative Financial Assets

Recognition and initial measurement

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in profit or loss when incurred.

Classification and subsequent measurement

On initial recognition, financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”). The Company determines the classification of its financial assets, together with any embedded derivatives, based on the business model for managing the financial assets and their contractual cash flow characteristics.

2.Significant accounting policies (continued)

(iv)	Financial instruments (continued)

Non-Derivative Financial Assets (continued)

Financial assets are classified as follows:

●	Amortized cost - Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets measured at amortized cost are comprised of cash and cash equivalents, trade receivables, contract assets and other current assets.
●	Fair value through other comprehensive income - Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are solely payments of principal and interest, are measured at fair value through other comprehensive income. Interest income calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in profit or loss. All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to profit or loss. The Company does not hold any financial assets measured at fair value through other comprehensive income.
●	Mandatorily at fair value through profit or loss - Assets that do not meet the criteria to be measured at amortized cost, or fair value through other comprehensive income, are measured at fair value through profit or loss. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. The Company does not hold any financial assets mandatorily measured at fair value through profit or loss.
●	Designated at fair value through profit or loss – On initial recognition, the Company may irrevocably designate a financial asset to be measured at fair value through profit or loss in order to eliminate or significantly reduce an accounting mismatch that would otherwise arise from measuring assets or liabilities, or recognizing the gains and losses on them, on different bases. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. The Company does not hold any financial assets designated to be measured at fair value through profit or loss.

Classification and subsequent measurement

The Company measures all equity investments at fair value. Changes in fair value are recorded in profit or loss.

Business model assessment

The Company assesses the objective of its business model for holding a financial asset at a level of aggregation which best reflects the way the business is managed, and information is provided to management. Information considered in this assessment includes stated policies and objectives.

2.Significant accounting policies (continued)

(iv)	Financial instruments (continued)

Non-Derivative Financial Assets (continued)

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money.

Impairment

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets, other than financial assets measured at fair value through profit or loss. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions. The Company applies the simplified approach for trade receivables. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets’ contractual lifetime.

The Company assesses whether a financial asset is credit-impaired at the reporting date. Regular indicators that a financial instrument is credit-impaired include significant financial difficulties as evidenced through borrowing patterns or observed balances in other accounts and breaches of borrowing contracts such as default events or breaches of borrowing covenants.

For financial assets assessed as credit-impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses.

For financial assets measured at amortized cost, loss allowances for expected credit losses are presented in the consolidated statements of financial position as a deduction from the gross carrying amount of the financial asset. Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

Derecognition of financial assets

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

2.Significant accounting policies (continued)

(iv)	Financial instruments (continued)

Non-Derivative Financial Liabilities

Recognition and initial measurement

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the residual amount.

Classification and subsequent measurement

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains and losses relating to a financial liability are recognized in profit or loss.

Derecognition of financial liabilities

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Derivative Financial Liabilities

The Company holds interest rate swaps to hedge its interest rate risk exposures on the variable-interest credit arrangement. At the inception of the hedging relationship, there is formal designation and documentation prepared by the Company of the hedging relationship between the hedging instruments and hedged items and the risk management objective and strategy for undertaking the hedge including how the Company will assess whether the hedging relationship meets the hedge effectiveness requirements. The Company assesses at the inception of the hedging relationship, and on ongoing basis, whether the hedging relationship meets the hedge effectiveness requirements.

Recognition and initial measurement

The Company recognizes interest rate swaps at fair value initially; attributable transaction costs are recognized in comprehensive income (loss) as incurred.

Classification and subsequent measurement

Subsequent to initial recognition, interest rate swaps are measured at fair value and the effective portion of changes in fair value of the derivative that is designated and meets the definition of the hedge is recognized in accumulated other comprehensive income (loss). The amount recognized in other comprehensive income (loss) is removed and included in earnings in the same period as the hedged cash flows affect earnings under the same line item in the consolidated statements of comprehensive income (loss) as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in earnings.

Inventories
(v)	Inventories

Parts and finished goods are stated at the lower of cost and net realizable value. Inventory cost includes all expenses directly attributable to the manufacturing process, which include the cost of materials and labor, as well as suitable portions of related production overheads, based on normal operating capacity. Costs of ordinary interchangeable items are assigned using weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business less any applicable selling expenses.

Property and equipment
(vi)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statements of income (loss) and comprehensive income (loss) during the period in which they are incurred.

Depreciation is calculated on a straight-line basis for all classes of property and equipment over their useful life as outlined below:

Leasehold improvements, tradeshow equipment, software and books	5 years
Office furniture and computer equipment	3 -5 years
Stockroom and production equipment	5 -7 years

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted, if required.

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains and losses in the consolidated statements of income (loss) and comprehensive income (loss).

Leases
(vii)	Leases

At commencement of the contract, the Company evaluates if the contract is a lease based on whether the contract conveys the right to control the use of a specific asset for a period of time in exchange for a consideration. To determine whether the contract results in right of control, the Company assesses whether it has both the right to direct the identified asset’s use and to obtain substantially all the economic benefits from that use.

Once the Company has determined that the contract conveys the right to control the use of the asset, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

The asset is initially measured at cost which comprises of the lease liability, lease payments made at or before the commencement date less any lease incentives. Subsequently the asset is measured at net carrying value, which is cost less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

The lease liability is initially measured at the present value of the future lease payments discounted using the Company’s incremental borrowing rate as the discount rate. Subsequently, the lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

The Company applies recognition exemptions for short-term leases (leases with term less than 12 months) and low-dollar value leases.

The Company leases properties which make up the entire right-of-use asset and lease liability balances.

Intangible assets

(viii) Intangible assets

Intangible assets with finite lives that are acquired separately are measured on initial recognition at cost, which comprises its purchase price plus any directly attributable costs of preparing the asset for its intended use. Following initial recognition, such intangible assets are carried at cost less any accumulated amortization on a straight-line basis over the following periods:

Purchased technology	6 -10 years
Customer relationship	3 -10 years
Brand	6 -10 years
Other purchased intangibles	3 - 10 years

Amortization expense is included in the consolidated statements of income (loss) and comprehensive income (loss) in general and administration expense.

The estimated useful life and amortization method are reviewed annually, with the effect of any change in estimate being accounted for on a prospective basis. These assets are subject to impairment testing as described below in Note 2(xix).

Revenue
(ix)	Revenue

The Company determines revenue recognition through the following steps: a) identification of the contract with a customer; b) identification of the performance obligations in the contract; c) determination of the transaction price; d) allocation of the transaction price for the performance obligations in the contract; and e) recognition of revenue when the Company satisfies a performance obligation.

Revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration receivable in exchange for those goods or services, net of discounts and sales taxes.

Contracts with multiple products or services

Typically, the Company enters into contracts that contain multiple products and services such as right to use and right to access software licenses, hosted software-as-a-service, maintenance and support, and professional services. The Company evaluates these arrangements to determine the appropriate unit of accounting (performance obligation) for revenue recognition purposes based on whether the product or service is distinct from some or all of the other products or services in the arrangement. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the Company’s promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer.

Non-distinct products and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation.

Where a contract consists of more than one performance obligation, revenue is allocated to each performance obligation based on their estimated standalone selling price (“SSP”).

The Company recognizes revenue when the transfer of control of the promised products or services has occurred to customers in exchange for consideration the Company expects to receive, net of discounts and taxes. Revenue from the sale of software products is recognized when the product is shipped and received by the customer, and depending on the delivery conditions, title and risk have passed to the customer. Revenues from installation and training relating to the sale of software products are recognized as the services are performed. Software support and maintenance revenue is recognized over the term of the maintenance agreement. Revenue from the Company’s hosted software-as-a-service (“SaaS”) application are recognized as services are provided. The Company defers revenues that have been billed but which do not meet the revenue recognition criteria. Cash received in advance of revenue being recognized is classified as contract liabilities (unearned revenues).

(ix)	Revenue (continued)

The Company recognizes an asset (contract assets) for the incremental costs of obtaining a contract with a customer if it expects the costs to be recoverable and has determined that such costs meet the requirements to be capitalized. Capitalized contract acquisition costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The amortization period includes specifically identifiable contract renewals where there is no substantive commission paid on renewals. The expected customer renewal period is estimated based over the life of the intellectual property, including expected software upgrades by the customer. The Company does not capitalize incremental costs of obtaining contracts if the amortization period is one year or less. As at June 30, 2022, the Company has $1,225 (June 30, 2021 - $740 and July 1, 2020 - $474) as current contract assets and $2,567 (June 30, 2021 - $854 and July 1, 2020 - $320) as long term contract assets in the consolidated statements of financial position.

Cost of sales
(x)	Cost of sales

Cost of product sales includes the cost of finished goods inventory and costs related to shipping and handling. Cost of service sales include cost of delivery of service, third party carrier charges, data center and software licenses.

Foreign currency
(xi)	Foreign currency

Since July 1, 2020, the Company and all of its significant wholly-owned operating subsidiaries are measured in US dollar as the functional currency. The US dollar translated amounts of non-monetary assets and liabilities as at July 1, 2020 became the historical accounting basis for those assets and liabilities at July 1, 2020. Transactions in currencies other than USD are initially recorded in the US dollar by applying the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in other than US dollar are revaluated at the foreign exchange rate at the reporting date. Foreign exchange differences arising on translation are recognized in the consolidated statement of income (loss) and comprehensive income (loss). As both functional currency and presentation currency are US dollar, there is no further need to translate for presentation.

Assets and liabilities of subsidiaries having a functional currency other than the US dollar are translated at the rate of exchange at the reporting period end date. Revenues and expenses are translated at average rates for the period, unless exchange rates fluctuated significantly during the period, in which case the exchange rates at the dates of the transaction are used. The resulting foreign currency translation adjustments are recognized in the accumulated other comprehensive income (loss) included in shareholders’ equity. Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the date of the transactions. At the end of each reporting period, foreign currency denominated monetary assets and liabilities are translated to the functional currency using the prevailing rate of exchange at the reporting period date. Gains and losses on translation of monetary items are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

Interest income
(xii)	Interest income

Interest income from financial assets is recognized when it is probable that the economic benefits will flow to the Company and the amount of income can be measured reliably. Interest income is accrued on the basis of time that has passed, by reference to the principal outstanding and at the effective interest rate applicable.

Share-based payments

(xiii) Share-based payments

The Company grants stock options to its employees. Stock options vest over and expire after various periods of time. The general vesting policy is 25% of the options vest on the first anniversary of the grant and the remainder vest in equal amounts every 3 months thereafter until the fourth anniversary of the commencement date. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. During the year ended June 30, 2022, performance-based options were issued to an executive of the Company and these options were valued using a Monte Carlo simulation methodology. Details regarding the determination of the fair value of equity-settled share-based payment transactions are set out in Note 17(ii).

Share-based compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.

Income taxes and deferred taxes

(xiv) Income taxes and deferred taxes

The income tax provision comprises current and deferred tax. Income tax is recognized in the consolidated statements of income (loss) and comprehensive income (loss) except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the asset is realized or liability is settled. Deferred tax assets are recognized for deductible temporary differences, unused tax losses and other income tax deductions to the extent that it is probable the Company will have taxable income (loss) against which those deductible temporary differences, unused tax losses and other income tax deductions can be utilized.

The extent to which deductible temporary differences, unused tax losses and other income tax deductions are expected to be realized is reassessed at the end of each reporting period.

In a business combination, temporary differences arise as a result of differences in the fair values of identifiable assets and liabilities acquired and their respective tax bases. Deferred tax assets and liabilities are recognized for the tax effects of these differences. Deferred tax assets and liabilities are not recognized for temporary differences arising from goodwill or from the initial recognition of assets and liabilities acquired in a transaction other than a business combination which do not affect either accounting or taxable income or loss.

Research and development expenditures
(xv)	Research and development expenditures

The Company qualifies for certain investment tax credits related to its research and development activities in Canada. Research costs are expensed as incurred and are reduced by related investment tax credits, which are recognized when it is probable that they will be realized.

(xv)	Research and development expenditures (continued)

Costs that are directly attributable to the development phase of identified new products are recognized as intangible assets and amortized over a useful life of three years provided they meet the following recognition requirements:

●	Completion of the intangible asset is technically feasible so that it will be available for use or sale.
●	The Company intends to complete the intangible asset and use or sell it and also has the ability to use or sell it.
●	The intangible asset will generate probable future economic benefits. Among other things, this requires that there is a market for the output from the intangible asset or for the intangible asset itself, or, if it is to be used internally, the asset will be used in generating such benefits.
●	There are adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.
●	The expenditure attributable to the intangible asset during its development can be measured reliably.

Development costs not meeting these criteria for capitalization are expensed as incurred.

Directly attributable costs include employee costs incurred on software development along with an appropriate portion of relevant overheads and borrowing costs (if any). Internally generated software development costs recognized as intangible assets are subject to the same subsequent measurement method as externally acquired software licenses. These assets are subject to impairment testing as described below in Note 2(xix).

Any gain or loss arising on the disposal of an intangible asset is determined as the difference between the proceeds and the carrying amount of the asset and is recognized in profit or loss within “other income” or “other expenses”.

Foreign currency hedging

(xvi) Foreign currency hedging

The Company enters into forward foreign currency exchange contracts to hedge the cash flow risk associated with forecasted transactions in foreign currencies and foreign-currency denominated balances. The Company does not enter into derivative contracts for speculative purposes. The contracts, which have not been designated as hedges for accounting purposes, are marked to market each period. The resulting gain or loss is recorded as foreign currency exchange (gain) loss on the consolidated statements of income (loss) and comprehensive income (loss). The Company does not hold any forward foreign currency exchange contracts as at June 30, 2022, June 30, 2021 or July 1, 2020.

Investment tax credits

(xvii) Investment tax credits

Investment tax credits (“ITCs”) are recognized where there is reasonable assurance that the ITCs will be received, and all attached conditions will be complied with. When the ITCs relates to an expense item, it is netted against the related expense. Where the ITCs relates to an asset, it reduces the carrying amount of the asset. The ITCs are then recognized as income over the useful life of a depreciable asset by way of a reduced depreciation charge. The Company is actively engaged in scientific research and development (“R&D”) and, accordingly, has previously filed for ITC refunds under both the Canadian federal and Ontario provincial Scientific Research and Experimental Development (“SR&ED”) tax incentive programs. The ITCs recorded in the accounts are based on management’s interpretation of the Income Tax Act of Canada, provisions which govern the eligibility of R&D costs. The claims are subject to review by the Canada Revenue Agency and the Minister of Revenue for Ontario before the refunds can be released.

Goodwill

(xviii) Goodwill

Goodwill represents the excess of the acquisition cost in a business combination over the fair value of the Company’s share of the identifiable net assets acquired. Goodwill is carried at cost less accumulated impairment losses.

Impairment testing of goodwill and long-lived assets

(xix) Impairment testing of goodwill and long-lived assets

For purposes of assessing impairment under IFRS, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating unit). The Company has one cash generating unit and intangible assets not yet available for use are tested for impairment at least annually. All other long-lived assets and finite life intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell or value-in-use. To determine the value-in-use, management estimates expected future cash flows from the cash-generating unit and determines a suitable pre-tax discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Company’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements. Discount factors have been determined for the cash-generating unit and reflect its risk profile as assessed by management.

Impairment losses for the cash-generating unit reduce first the carrying amount of any goodwill allocated to that cash-generating unit, with any remaining impairment loss charged pro rata to the other assets in the cash-generating unit. In allocating an impairment loss, the Company does not reduce the carrying amount of an asset below the highest of its fair value less costs of disposal or its value in use and zero. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the assets’ recoverable amount exceeds its carrying amount only to the extent of the new carrying amount does not exceed the carrying value of the asset had it not originally been impaired.

Provisions

(xx) Provisions

Provisions represent liabilities of the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Where material, provisions are measured at the present value of the expected expenditures to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Earnings per share

(xxi) Earnings per share

Basic earnings per share is computed by dividing the net income (loss) available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive, as well as shares to be issued as part of the acquisition as described in Note 20. The average number of shares is calculated by assuming that outstanding conversions were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

Share consolidation (reverse stock split)

On November 2, 2021, the Company implemented a consolidation of its outstanding Common Shares (the “reverse stock split”) on the basis of one new Common Share for every seven currently outstanding Common Shares (the “Consolidation Ratio”). At the special meeting of the Company’s shareholders held on September 23, 2021, the Company’s shareholders granted the Company’s Board of Directors discretionary authority to implement a consolidation of the issued and outstanding common shares of the Company on the basis of a consolidation ratio of up to 20 pre-consolidation common shares for one post-consolidation common share. The Board of Directors selected a share consolidation ratio of seven pre-consolidation common shares for one post-consolidation common share. The Company’s common shares began trading on the TSX on a post-consolidation basis under the Company’s existing trade symbol “STC” on November 8, 2021. In accordance with IFRS, the change has been applied retrospectively.

The reverse stock split did not cause an adjustment to the par value or the authorized shares of the common stock. As a result of the reverse stock split, the Company further adjusted the share amounts and exercise prices under its option plans and outstanding options.

IAS 33 Earnings per Share (paragraph 64) requires retrospective adjustment of earnings per share for a reverse stock split that occurs subsequent to the balance sheet date but before the date of authorization of the consolidated financial statements. As a result, all disclosures of common shares, per common share data and data related to options in the accompanying consolidated financial statements and related notes reflect this reverse stock split for all years presented.

Business combinations

(xxii) Business combinations

On the acquisition of a business, the acquisition method of accounting is used, whereby the purchase consideration is allocated to the identifiable assets and liabilities on the basis of fair value as of the date of acquisition. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, within a period not to exceed twelve months from the acquisition date with retroactive restatement of the impact of adjustment to those provisional fair values effective as at the acquisition date. Incremental costs related to acquisitions are expensed as incurred. When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not re-measured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is re-measured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.